Restated Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Current assets:
Cash and cash equivalents	$ 1,188,445	$ 926,061	$ 1,026,990	$ 202,712
Amounts receivable	1,593,345	4,337,825	709,805	773,311
Prepaid expenses and deposits	603,435	962,812	95,503	24,302
Assets held for sale	1,479,429
Total current assets	4,864,654	6,226,698	1,832,298	1,000,325
Oil and gas properties, net	52,654,100	30,049,794	1,420,613	2,224,473
Evaluation and exploration assets			3,116,146	3,122,443
Property and equipment, net	720,550	741,727	147,134	128,257
Restricted cash			5,438	11,763
Long-term deposits	371,124
Total assets	58,610,428	37,018,219	6,521,629	6,487,261
Current liabilities:
Accounts payable and accrued liabilities	14,065,019	10,600,080	852,481	1,496,510
RSU obligation	18,398	295,747
Loans payable	3,464,450	145,866	630,534	549,424
Convertible debt – accrued interest	227,092
Lease liability	19,637	4,057	6,732	12,116
Total current liabilities	17,794,596	11,045,750	1,489,747	2,058,050
Asset retirement obligation	6,247,027	5,316,470	8,993,108	9,355,422
Loans payable		20,689	18,513	17,730
Convertible debt	10,102,627			11,027
Lease liabilities	122,058	4,552	8,592	27,693
Derivative liability		4,827	472,899	1,804,572
Deferred tax liability	2,131,548
Total liabilities	36,397,856	16,392,288	10,982,859	13,274,494
Stockholders’ equity:
Share capital	74,586,724	64,750,270	35,117,130	26,332,622
Notes and amounts receivable for equity issued	(113,309)	(1,062,062)	(1,193,641)
Warrant and option reserve	6,239,370	5,682,869	1,165,170	1,177,099
Shares to be cancelled	7,645	7,645	5,323
Obligation to issue shares	396,177	94,210	7,450	15,342
Accumulated other comprehensive loss	(14,023,189)	(4,009,997)	(847,412)	(490,172)
Accumulated deficit	(44,880,846)	(44,837,004)	(38,715,250)	(33,822,124)
Total stockholders’ equity (deficiency)	22,212,572	20,625,931	(4,461,230)	(6,787,233)
Total liabilities and stockholders’ equity	$ 58,610,428	$ 37,018,219	$ 6,521,629	$ 6,487,261